Intangible Assets - Significant Accounting Policies - Summary of Estimated Useful Economic Lives Assigned to Principal Categories of Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2019
Internally Developed Software [Member]
Disclosure Of Intangible Assets [Line Items]
Computer software	2 to 10 years
Telecommunications Licences
Disclosure Of Intangible Assets [Line Items]
Computer software	2 to 20 years
Customer Relationships And Brands
Disclosure Of Intangible Assets [Line Items]
Computer software	1 to 15 years